Unaudited Interim Condensed Consolidated Statement of Cash Flows	6 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss before income tax	RM (1,780,930)	$ (422,771)	RM (1,881,960)
Adjustments for:
Depreciation of plant and equipment	1,293,080	306,963	124,775
Plant and equipment written off			32,779
Amortization of right-of-use assets	143,079	33,965	71,253
Extinguishment of right-of-use asset and lease liabilities			(3,188)
Imputed interests of lease liabilities	19,703	4,677	5,049
Allowance for expected credit losses on trade receivables	649,075	154,083
Reversal of allowance for expected credit losses on trade receivables	(376,000)	(89,258)
Impairment loss on contract asset			(10,787)
Fair value gain on derivative asset			(3,565)
Discount on convertible securities	689,549	163,691
Interest income	(58,456)	(13,877)	(34,881)
Finance cost	1,440,164	341,879	766,932
Unrealized foreign exchange gains	(748,233)	(177,622)	(8,678)
Operating profit before changes in working capital	1,271,031	301,730	(942,271)
Changes in operating assets and liabilities:
Contract assets	12,246,823	2,907,258	18,261,184
Trade receivables	(3,972,139)	(942,941)	(1,879,608)
Inventories	1,672,073	396,931	66,681
Other receivables and prepayment	(5,018,533)	(1,191,343)	(1,654,273)
Contract liabilities			2,581,199
Trade payables	(2,242,484)	(532,340)	(15,473,486)
Other payables and accrued liabilities	(18,804,175)	(4,463,899)	3,942,595
Cash flows generated from/(used in) operations	(14,847,404)	(3,524,604)	4,902,021
Income tax paid	(748,261)	(177,629)	(910,677)
Net cash generated from/(used in) operating activities	(15,595,665)	(3,702,233)	3,991,344
Investing activities
Interest income	58,456	13,877	34,881
Purchase of plant and equipment	(324,019)	(76,918)	(3,789,561)
Incorporation of a subsidiary company	1
Deposit pledged with licensed banks	(1,634,469)	(388,005)	(1,475,707)
Net cash used in investing activities	(1,900,031)	(451,046)	(5,230,387)
Financing activities
Proceeds from issuance of convertible securities	10,044,046	2,384,343
Interest paid	(2,070,490)	(491,511)	(766,932)
Repayment of lease liabilities	(156,000)	(37,033)	(75,000)
Amount due from/(to) related parties	(3,073,460)	(729,605)	1,412,732
Proceeds from bank borrowings	19,951,926	4,736,362	3,616,009
Net cash provided by financing activities	24,696,022	5,862,556	4,186,809
Net increase in cash and cash equivalents	7,200,326	1,709,277	2,947,766
Cash and cash equivalents at beginning of period	4,563,108	1,083,230	1,945,602
Effects of exchange rate changes	276,082	65,539	10,902
Cash and cash equivalents at end of period	RM 12,039,516	$ 2,858,046	RM 4,904,270